Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Events After the Reporting Period [Abstract]
Events after the reporting period
8.	Events after the reporting period

On February 25, 2026, one tranche of the shareholder loans was amended to adjust the total nominal amount from kEUR 5,000 to kEUR 12,500 and increase interest from 10% p.a. to 15%. Up to the date of this report, ADSE has drawn additional shareholder loans of kEUR 9,780 under this tranche and kUSD 500 under another existing tranche.

As of May 12, 2026, the company has total available credit lines from shareholders of EUR 56.4 million, thereof EUR 41.1 million undrawn. The maturity of the loans was extended to July 2027 respectively.

Lucerne Master Fund acquired from Alto Opportunity Master Fund SPC – Master Segregated Portfolio B (“Ayrton”), AEMF SPV LLC and AIMF SPV LLC (together, “Anson”) all of their respective rights under that certain Securities Purchase Agreement, dated May 1, 2025, by and among the Company, Ayrton and Anson (the “Ayrton/Anson SPA”), together with the warrants issued thereunder (the “Ayrton/Anson Warrants”), pursuant to (i) a Warrant Purchase Agreement between Lucerne Master Fund and Ayrton dated April 6, 2026, and (ii) Securities Purchase Agreements between Lucerne Master Fund and each of AEMF SPV LLC and AIMF SPV LLC, each dated April 2, 2026 for aggregate cash consideration of $12,500,000.

On May 8, 2026, the Company and Lucerne Master Fund entered into a cancellation agreement (the “Cancellation Agreement”), pursuant to which Lucerne Master Fund has agreed that rights under the Ayrton/Anson SPA and the Ayrton/Anson Warrants previously acquired by Lucerne Master Fund will be cancelled in consideration of an aggregate cash payment by the Company to Lucerne Master Fund of $12,556,857.89. As of the date hereof, the number of Ayrton/Anson Warrants cancelled pursuant to the Cancellation Agreement is 742,924 and 1,084,360 Ayrton/Anson Warrants remain outstanding.

On April 9, 2026, the Company issued a Warrant Adjustment Notice (the “Warrant Adjustment Notice”) to The Lucerne Capital Master Fund, L.P. (“Lucerne Master Fund”) and The Lucerne Capital Special Opportunity Fund, Ltd. (“Lucerne Special Opportunity Fund”, and together with Lucerne Master Fund, “Lucerne”), pursuant to Section 3(a) and 3(b) of those certain amended and restated warrants to purchase up to an aggregate of 5,172,045 ordinary shares of the Company, nominal value $0.0001 per share (the “Ordinary Shares”), each dated as of August 26, 2024 (collectively, the “Lucerne Warrants”). Pursuant to the Warrant Adjustment Notice, the exercise price of each Lucerne Warrant was adjusted from $6.20 per share to $1.00 per share.

On April 10, 2026, Lucerne Master Fund delivered an Amended Warrant Exercise Notice to the Company exercising 5,105,379 Lucerne Warrants at an exercise price of $1.00 per share, for an aggregate exercise price of $5,105,379. On April 15, 2026, Lucerne Special Opportunity Fund delivered an Amended Warrant Exercise Notice to the Company exercising 66,666 Lucerne Warrants at an exercise price of $1.00 per share, for an aggregate exercise price of $66,666. The Company received payment of the aggregate subscription price in cleared funds on April 14, 2026 and April 16, 2026, respectively. The Company issued an aggregate of 5,172,045 Ordinary Shares to Lucerne in connection with the exercise of the Lucerne Warrants, consisting of 5,105,379 Ordinary Shares to Lucerne Master Fund and 66,666 Ordinary Shares to Lucerne Special Opportunity Fund. The Company intends to use the net proceeds from any exercise of the Lucerne Warrants to cancel certain of the Ayrton/Anson Warrants previously acquired by Lucerne Master Fund

These steps resulted in a reduction of the company’s warrant position from kEUR 54,809 as of December 31, 2025, to kEUR 7,388.

On May 8, 2026, the Company entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors, pursuant to which the Company agreed to issue non-transferable subscription rights to purchase up to an aggregate of 6,324,000 Ordinary Shares at an exercise price of $1.00 per Ordinary Share, subject to the terms and conditions set forth therein, in exchange for support in connection with the Company’s efforts to simplify its capital structure. On May 8, 2026, investors exercised their right to subscribe for 6,324,000 Ordinary Shares, which shares were delivered to the investors on May 8, 2026.

The Company received gross proceeds from the exercise of the subscription rights of approximately $6.3 million. The Company intends to use the proceeds for general corporate purposes, which may include working capital, capital expenditures, and other business investments.